Operating Expenses - Schedule of Operating Expenses (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Expenses by nature [abstract]
Oyu Tolgoi administration expenses	$ 124,889	$ 134,573
Royalty expenses	63,420	64,048
Inventory reversals	(2,703)	(2,161)
Selling expenses	11,147	14,607
Depreciation	5,236	8,133
Other	282	2,293
Total	$ 202,271	$ 221,493